[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

November 30, 2020

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

RE:	Amplify ETF Trust

File Nos.: 333-207937; 811-23108

Ladies and Gentlemen:

On behalf of the Amplify ETF Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended (the “Securities Act”), this letter serves to certify that Post-Effective Amendment No. 162 to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant and its series, Amplify Pure Junior Gold Miners ETF, which was filed electronically with the Securities and Exchange Commission on November 9, 2020, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act.

If you have any questions or comments, please telephone the undersigned at (312) 845-3273.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Walter L. Draney
Walter L. Draney